Offerings - Offering: 1	Oct. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 3,105,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 270.14
Offering Note	Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933.